Business Combination - Schedule of Total Consideration Acquisition-Date Fair Value (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Total Consideration Acquisition-Date Fair Value [Abstract]
Fair value of previously held equity interest	$ 3,097
Fair value of interest acquired through the June 2026 capital increase	6,423
Total consideration attributable to SEALSQ	9,520
Fair value of noncontrolling interests (“NCI”)	7,627
Aggregate acquisition-date fair value, including NCI	$ 17,147